Stock-based compensation - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares receivable, per share based payments option (in shares) | shares		1
Fair value of stock options granted		$ 70,614	$ 117,895
Fair value of stock options forfeited		63,397	111,549
Total share-based compensation and related payroll taxes		75,780	129,304
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation and related payroll taxes		74,913	129,167
Unrecognized expense		$ 38,427	$ 78,581
Amortization period, unrecognized expense		1 year 3 months 21 days	1 year 7 months 6 days
Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting period		4 years
Term of options granted		7 years
Maximum number of shares reserved, percentage of shares outstanding	0.15
Omnibus Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Key management personnel of entity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Term of options granted		7 years
Omnibus Incentive Plan | Share Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		36 months
Omnibus Incentive Plan | Share Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		48 months
Omnibus Incentive Plan | PSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		3 years
Omnibus Incentive Plan | First anniversary | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Omnibus Incentive Plan | First anniversary | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Amended and Restated Omnibus Plan and Legacy Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		23,032,142
ShopKeep plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options (in shares) | shares		1,226,214